Benefit Plans - Asset Allocation of Pension and Postretirement Benefit Plans (Details)	Dec. 31, 2025	Dec. 31, 2024
Retirement Plan [Member]
Benefit Plans [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Debt Securities [Member]
Benefit Plans [Abstract]
Total asset allocation	27.00%	34.00%
Retirement Plan [Member] | Equity Securities [Member]
Benefit Plans [Abstract]
Total asset allocation	64.00%	62.00%
Retirement Plan [Member] | Other [Member]
Benefit Plans [Abstract]
Total asset allocation	9.00%	4.00%
Postretirement Benefits [Member]
Benefit Plans [Abstract]
Total asset allocation	100.00%	100.00%
Postretirement Benefits [Member] | Debt Securities [Member]
Benefit Plans [Abstract]
Total asset allocation	31.00%	32.00%
Postretirement Benefits [Member] | Equity Securities [Member]
Benefit Plans [Abstract]
Total asset allocation	62.00%	62.00%
Postretirement Benefits [Member] | Other [Member]
Benefit Plans [Abstract]
Total asset allocation	7.00%	6.00%